Investments	12 Months Ended
Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Investments
6.  Investments

We reported a combined $4,291.1 million and $3,695.6 million as “Investments” in our accompanying consolidated balance sheets as of December 31, 2010 and 2009, respectively. Our investments primarily consist of equity investments where we hold significant influence over investee actions and which we account for under the equity method of accounting.

As of December 31, 2010 and 2009, our investments consisted of the following (in millions):

	December 31,
	2010	2009
Rockies Express Pipeline LLC	$1,703.0	$1,693.4
KinderHawk Field Services LLC	924.6	-
Midcontinent Express Pipeline LLC	706.4	662.3
Plantation Pipe Line Company	329.6	340.4
NGPL PipeCo LLC	265.6	698.5
Red Cedar Gathering Company	163.2	145.8
Express pipeline system	68.5	68.0
Endeavor Gathering LLC	36.1	36.2
Eagle Ford Gathering LLC	29.9	-
Cortez Pipeline Company	9.9	11.2
Subsidiary trusts holding solely debentures of Kinder Morgan Kansas, Inc.(a)	-	8.6
All others	46.1	18.0
Total equity investments	4,282.9	3,682.4
Bond investments	8.2	13.2
Total investments	$4,291.1	$3,695.6
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(a)
Upon the adoption of Accounting Standards Update No. 2009-17, which amended the codification's “Consolidation” topic, on January 1, 2010 (ASU 2009-17), our subsidiary trusts holding solely debentures of Kinder Morgan Kansas, Inc. are consolidated into our financial statements. For more information on recent accounting pronouncements, see Note 18.

The increase in the carrying amount of our equity investments, including those of KMP, since December 31, 2009, was primarily due to KMP's acquisition of a 50% ownership interest in KinderHawk Field Services LLC in May 2010.  For further information pertaining to the KinderHawk acquisition, see Note 3 “Acquisitions and Divestitures-Acquisitions from Unrelated Entities-(10) KinderHawk Field Services LLC.”

As shown in the table above, in addition to the investment in KinderHawk Field Services LLC, our significant equity investments, including those of KMP, as of December 31, 2010 consisted of the following:

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Rockies Express Pipeline LLC-KMP operates and owns a 50% ownership interest in Rockies Express Pipeline LLC, the sole owner of the Rockies Express natural gas pipeline system. The Rockies Express pipeline system began full operations on November 12, 2009 following the completion of its final pipeline segment, Rockies Express-East.  The remaining ownership interests in Rockies Express Pipeline LLC are owned by subsidiaries of Sempra Energy and ConocoPhillips.

Effective December 1, 2009, KMP's ownership interest in Rockies Express Pipeline LLC was reduced to 50% (from 51%), ConocoPhillips' interest was increased to 25% (from 24%), and minimum voting requirements for most matters was increased to 75% (from 51%) of the member interests.  KMP received $31.9 million for the 1% reduction in ownership interest and we included this amount within “Sale or casualty of property, plant and equipment, investments and other net assets, net of removal costs” on our accompanying consolidated statement of cash flows for the year ended December 31, 2009.  Sempra Energy continues to own the remaining 25% ownership interest in Rockies Express Pipeline LLC.

Additionally, in 2010 and 2009, KMP made capital contributions of $130.5 million and $1,273.1 million, respectively, to Rockies Express Pipeline LLC and KMP received cash distributions of $208.6 million and $148.8 million, respectively.  KMP's 2009 contributions were primarily made to partially fund both the construction costs for the Rockies Express pipeline system and the repayment of senior notes (which matured in August 2009);

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NGPL PipeCo LLC - On February 15, 2008, we sold an 80% ownership interest in NGPL PipeCo LLC (formerly MidCon Corp.), which owns Natural Gas Pipeline of America and certain affiliates to Myria Acquisition Inc. (Myria). Pursuant to the purchase agreement, Myria acquired all 800 Class B shares and we retained all 200 Class A shares of NGPL PipeCo LLC. We continue to operate NGPL PipeCo LLC's assets pursuant to a 15-year operating agreement.

On November 19, 2009, the FERC initiated an investigation, pursuant to Section 5 of the Natural Gas Act, into the justness and reasonableness of the transportation and storage rates as well as the fuel and natural gas lost percentages of NGPL PipeCo LLC's subsidiary, Natural Gas Pipeline Company of America LLC, referred to as “NGPL.”  NGPL reached a settlement in principal with the FERC on April 22, 2010.  On June 11, 2010, NGPL filed an offer of settlement, which was approved without modification by the FERC on July 29, 2010.  The order approving the settlement has become final and nonappealable. The settlement resolved all issues in the proceeding. The settlement provides that NGPL will reduce its fuel and gas lost and unaccounted for, or “GL&U,” retention factors as of July 1, 2010.  The settlement further provides a timeline for additional prospective fuel and GL&U reductions and prospective reductions in the maximum recourse reservation rates that it bills firm transportation and storage shippers.

The events discussed above caused us to reconsider the carrying value of our investment in NGPL PipeCo LLC as of March 31, 2010. A current fair value of an investment that is less than its carrying amount may indicate a loss in value of the investment. The fair value represents the price that would be received to sell the investment in an orderly transaction between market participants.  We determined the fair value of the investment in NGPL PipeCo LLC by taking the total fair value of NGPL PipeCo LLC (calculated as discussed below) deducting the fair value of the joint venture debt and multiplying by our 20% ownership interest. We calculated the total fair value of NGPL PipeCo LLC from the present value of the expected future after-tax cash flows of the reporting unit, inclusive of a terminal value, which implies a market multiple of approximately 9.5 times EBITDA (earnings before interest, income taxes, depreciation and amortization) discounted at a rate of 7.4%. The result of our analysis showed that the fair value of our investment in NGPL PipeCo LLC was less than its carrying value. In 2010, we recognized a $430.0 million, pre-tax, non-cash impairment charge included in the caption “Earnings (loss) from equity investments” in our accompanying consolidated statement of income;

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Midcontinent Express Pipeline LLC-KMP operates and owns a 50% ownership interest in Midcontinent Express Pipeline LLC.  It is the sole owner of the Midcontinent Express natural gas pipeline system. The remaining ownership interests in Midcontinent Express Pipeline LLC are owned by Regency Energy Partners LP and Energy Transfer Partners, L.P.  Effective May 26, 2010, Energy Transfer Partners, L.P. transferred to Regency Energy Partners LP (i) a 49.9% ownership interest in Midcontinent Express Pipeline LLC and (ii) a one-time right to purchase its remaining 0.1% ownership interest in Midcontinent Express Pipeline LLC on May 26, 2011.  As a result of this transfer, Energy Transfer Partners, L.P. now owns a 0.1% ownership interest in Midcontinent Express Pipeline LLC.  KMP continues to own the remaining 50% ownership interest in Midcontinent Express Pipeline LLC, and since there was no change in its ownership interest, KMP did not record any equity method adjustments as a result of the ownership change between Regency Energy Partners LP and Energy Transfer Partners, L.P.

Additionally, in 2010 and 2009, KMP made capital contributions of $86.0 million and $664.5 million, respectively, to Midcontinent Express Pipeline LLC to partially fund its pipeline construction and expansion costs.  In 2010 and 2009, KMP also received, from Midcontinent Express Pipeline LLC, cash distributions of $72.0 million and $16.2 million, respectively;

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Plantation Pipe Line Company-KMP operates and owns a 51.17% ownership interest in Plantation Pipe Line Company, the sole owner of the Plantation refined petroleum products pipeline system.  An affiliate of ExxonMobil owns the remaining interest.  Each investor has an equal number of directors on Plantation's board of directors, and board approval is required for certain corporate actions that are considered participating rights; therefore, KMP does not control Plantation Pipe Line Company, and it accounts for its investment under the equity method;

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Red Cedar Gathering Company-KMP owns a 49% ownership interest in the Red Cedar Gathering Company.  The remaining 51% interest in Red Cedar is owned by the Southern Ute Indian Tribe.  Red Cedar is the sole owner of the Red Cedar natural gas gathering, compression and treating system;

▪	Express pipeline system-KMP acquired a 33 1/3% ownership interest in the Express pipeline system from us effective August 28, 2008;

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Endeavor Gathering LLC-KMP acquired a 40% ownership interest in Endeavor Gathering LLC from GMX Resources Inc. effective November 1, 2009 (discussed in Note 3 “Acquisitions and Divestitures-Acquisitions from Unrelated Entities-(6) Endeavor Gathering LLC”);

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Eagle Ford Gathering LLC-on May 14, 2010, KMP and Copano Energy, L.L.C. entered into formal agreements for a joint venture to provide natural gas gathering, transportation and processing services to natural gas producers in the Eagle Ford Shale formation in south Texas.  KMP named the joint venture Eagle Ford Gathering LLC, and KMP owns a 50% member interest in Eagle Ford Gathering LLC.  Copano owns the remaining 50% interest and serves as operator and managing member of Eagle Ford Gathering LLC.  For more information on the investment in Eagle Ford, see Items 1 and 2 “Business and Properties-(a) General Development of Business-Recent Developments-Natural Gas Pipelines-KMP” included in our Annual Report on Form 10-K for the year ended December 31, 2010; and

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Cortez Pipeline Company-KMP operates and owns a 50% ownership interest in the Cortez Pipeline Company, the sole owner of the Cortez carbon dioxide pipeline system.  A subsidiary of Exxon Mobil Corporation owns a 37% ownership interest and Cortez Vickers Pipeline Company owns the remaining 13% ownership interest.

KMP also owns a 50% ownership interest in Fayetteville Express Pipeline LLC, which was formed in August 2008.  Fayetteville Express Pipeline LLC is the sole owner of the Fayetteville Express natural gas pipeline system. Energy Transfer Partners, L.P. operates the Fayetteville Express pipeline system and owns the remaining 50% ownership interest in Fayetteville Express Pipeline LLC. The Fayetteville Express system began interim transportation service on October 12, 2010, and began full operations on January 1, 2011.  In 2009, KMP made capital contributions of $103.2 million to Fayetteville Express Pipeline LLC to partially fund its pipeline construction costs.  As of December 31, 2010 and 2009, however, KMP had no material net investment in Fayetteville Express Pipeline LLC because in November 2009, Fayetteville Express Pipeline LLC established and made borrowings under its own revolving bank credit facility in order to fund its pipeline development and construction costs and to make distributions to its member owners to reimburse them for prior contributions (including contributions made in 2008).  Accordingly, KMP received cash distributions of $115.6 million from Fayetteville Express Pipeline LLC in 2009.

In addition to the investments listed above, KMP's significant equity investments included a 25% ownership interest in Thunder Creek Gas Services, LLC until it sold its ownership interest to PVR Midstream LLC on April 1, 2008.  The divestiture of the investment in Thunder Creek is discussed in Note 3 “Acquisitions and Divestitures-Divestitures-Thunder Creek Gas Services, LLC.”

Our earnings (losses) from equity investments were as follows (in millions):

	Year Ended December 31,
	2010	2009	2008
Rockies Express Pipeline LLC	$87.6	$98.5	$84.9
Midcontinent Express Pipeline LLC	30.1	14.7	0.5
Red Cedar Gathering Company	28.7	24.9	26.7
Cortez Pipeline Company	22.5	22.3	20.8
Plantation Pipe Line Company	20.0	16.5	13.6
KinderHawk Field Services LLC	19.5	-	-
Endeavor Gathering LLC	3.2	0.1	-
Express pipeline system	(3.3)	(4.1)	8.2
NGPL PipeCo LLC(a)	(399.0)	42.5	40.1
Eagle Ford Gathering LLC	-	-	-
Thunder Creek Gas Services, LLC	-	-	1.3
Horizon Pipeline Company	-	-	0.2
All others	4.5	6.5	4.8
Total	$(186.2)	$221.9	$201.1
Amortization of excess costs	$(5.8)	$(5.8)	$(5.7)
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(a)	2010 amount includes a non-cash investment impairment charge, which we recorded in the amount of $430.0 million (pre-tax) discussed preceding.

Summarized combined unaudited financial information for our significant equity investments (listed or described above) is reported below (in millions; amounts represent 100% of investee financial information):

	Year Ended December 31,
Income Statement (a)	2010	2009	2008
Revenues	$2,649.3	$2,351.9	$2,170.4
Costs and expenses	2,870.9	1,754.8	1,649.6
Earnings before extraordinary items and cumulative effect of a change in accounting principle	(221.6)	597.1	520.8
Net income	$(221.6)	$597.1	$520.8

	December 31,
Balance Sheet	2010	2009
Current assets	$701.0	$501.8
Non-current assets	17,759.1	16,687.5
Current liabilities	711.8	2,299.7
Non-current liabilities	7,905.4	6,275.6
Partner'/owners' equity	$9,842.9	$8,614.0
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(a)	Amounts exclude NGPL PipeCo LLC earnings prior to the sale of our 80% interest on February 15, 2008.

For information on regulatory matters affecting certain of our equity investments, see Note 17.

As of December 31, 2010 and 2009, our investment amounts also included bond investments totaling $8.2 million and $13.2 million, respectively.  These bond investments consisted of certain tax exempt, fixed-income development revenue bonds KMP acquired in the fourth quarter of 2008.  Because KMP has both the ability and the intent to hold these debt securities to maturity, we account for these investments at historical cost.  KMP acquired its bond investments by issuing notes under the Gulf Opportunity Zone Act of 2005, which are further discussed in Note 8 “Debt-Long-Term Debt-KMP's Subsidiary Debt-Gulf Opportunity Zone Bonds.”